Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of assets and liabilities, measured or disclosed at fair value
The following tables detail the Consolidated Entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value
measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability

Consolidated - 2024	Level 1 A$‘000	Level 2 A$‘000	Level 3 A$‘000	Total A$‘000

Liabilities
Contingent Consideration	—	—	7,005	7,005
Warrant liability	—	—	6,478	6,478

Total liabilities	—	—	13,483	13,483

Consolidated - 2023

Liabilities
Contingent Consideration	—	—	6,871	6,871

Total liabilities	—	—	6,871	6,871

Summary of movements in level 3 assets and liabilities
Movements in level 3 assets and liabilities during the current and previous financial year are set out below:

	Level 3 A$’000	Total A$’000
Consolidated
Balance at 30 June 2022	8,968	8,968
Losses recognized in profit or loss	(2,097)	(2,097)

Balance at 30 June 2023	6,871	6,871

Issuance of warrants	8,599	8,599
Exercise of warrants	(864)	(864)
Gain recognized in profit or loss	(1,123)	(1,123)

Balance at 30 June 2024	13,483	13,483